Contract Assets, Net - Schedule of Contract Asset (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Contract Asset [Abstract]
Contract assets	¥ 782,674		¥ 1,126,636
Allowance	(163,383)		(117,716)	¥ (164,141)
Contract assets, net	¥ 619,291	$ 88,557	¥ 1,008,920